Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of income tax expenses (benefit)
	Year Ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Current	$-	$32	$3,446
Previous year	-	1,054	-
Deferred	-	-	(423)

Income tax expenses	$-	$1,086	$3,023

Schedule of deferred income tax
	December 31,
	2017	2016
	(U.S. dollars in thousands)

Net and comprehensive loss	$3,271	$1,338
Temporary difference of expense in connection with the working capital received as part of the reverse merger	-	271
Temporary differences of expense in connection with employees benefits	41	42
Deferred tax assets before valuation allowance	3,312	1,651
Valuation allowance	(3,312)	(1,651)
	$-	$-

Schedule of reconciliation of income tax expenses
	Year ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Income (loss) before income tax	$(9,111)	$(6,967)	$17,776

Israeli corporate income tax rate	25%	25%	26.5%
Theoretical income tax expenses (benefit)	(2,278)	(1,742)	4,711
Valuation allowance for deferred tax	2,278	1,109	-
Tax rates differences	-	725	(1,659)
Previous year	-	1,054	-
Other, net	-	(60)	(29)
Income tax expenses	$-	$1,086	$3,023

Schedule of unrecognized tax benefits
	Year ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Balance at beginning of year	$-	$-	$-
Increase as a result of tax position taken in prior period	-	1054	-
Decrease due to settlement with the Israeli tax authorities	-	(1054)	-
Balance at end of year	$-	$-	$-